Investments (Tables)	12 Months Ended
Dec. 31, 2022
Financing Receivable, Credit Quality Indicator [Line Items]
Reconciliation Of Available-For-Sale Securities From Cost Basis To Fair Value

	As of December 31, 2022
				Allowance
	Amortized	Gross Unrealized		for Credit	Fair
	Cost	Gains	Losses	Losses	Value
Fixed maturity AFS securities:
Corporate bonds	$88,950	$763	$10,538	$9	$79,166
U.S. government bonds	377	5	31	-	351
State and municipal bonds	5,198	170	483	-	4,885
Foreign government bonds	339	17	45	-	311
RMBS	2,025	21	203	7	1,836
CMBS	1,908	3	244	-	1,667
ABS	11,791	37	925	4	10,899
Hybrid and redeemable preferred securities	356	25	30	1	350
Total fixed maturity AFS securities	$110,944	$1,041	$12,499	$21	$99,465

	As of December 31, 2021
				Allowance
	Amortized	Gross Unrealized		for Credit	Fair
	Cost	Gains	Losses	Losses	Value
Fixed maturity AFS securities:
Corporate bonds	$86,197	$11,569	$326	$17	$97,423
U.S. government bonds	348	54	2	-	400
State and municipal bonds	5,113	1,275	11	-	6,377
Foreign government bonds	365	63	5	-	423
RMBS	2,132	178	4	1	2,305
CMBS	1,542	62	14	-	1,590
ABS	8,433	127	54	-	8,506
Hybrid and redeemable preferred securities	361	103	11	1	452
Total fixed maturity AFS securities	$104,491	$13,431	$427	$19	$117,476

Available-For-Sale Securities By Contractual Maturities

	Amortized	Fair
	Cost	Value
Due in one year or less	$3,239	$3,205
Due after one year through five years	17,545	16,716
Due after five years through ten years	18,985	17,177
Due after ten years	55,451	47,965
Subtotal	95,220	85,063
Structured securities (RMBS, CMBS, ABS)	15,724	14,402
Total fixed maturity AFS securities	$110,944	$99,465

Fair Value And Gross Unrealized Losses In A Continuous Unrealized Loss Position

	As of December 31, 2022
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses (1)
Fixed maturity AFS securities:
Corporate bonds	$57,656	$8,684	$6,867	$1,854	$64,523	$10,538
U.S. government bonds	236	25	27	6	263	31
State and municipal bonds	1,850	414	227	69	2,077	483
Foreign government bonds	122	18	58	27	180	45
RMBS	1,337	160	191	43	1,528	203
CMBS	1,224	156	312	88	1,536	244
ABS	6,712	551	3,325	374	10,037	925
Hybrid and redeemable
preferred securities	61	5	98	25	159	30
Total fixed maturity AFS securities	$69,198	$10,013	$11,105	$2,486	$80,303	$12,499

Total number of fixed maturity AFS securities in an unrealized loss position						8,106

	As of December 31, 2021
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses (1)
Fixed maturity AFS securities:
Corporate bonds	$10,611	$230	$1,386	$96	$11,997	$326
U.S. government bonds	6	-	26	2	32	2
State and municipal bonds	498	10	19	1	517	11
Foreign government bonds	61	3	56	2	117	5
RMBS	261	3	20	1	281	4
CMBS	440	12	33	2	473	14
ABS	4,646	49	165	5	4,811	54
Hybrid and redeemable
preferred securities	47	1	76	10	123	11
Total fixed maturity AFS securities	$16,570	$308	$1,781	$119	$18,351	$427

Total number of fixed maturity AFS securities in an unrealized loss position						2,577

(1)As of December 31, 2022 and 2021, we recognized $6 million and $8 million of gross unrealized losses, respectively, in OCI for fixed maturity AFS securities for which an allowance for credit losses has been recorded.

Schedule Of Available-For-Sale Securities Whose Value Is Below Amortized Cost

	As of December 31, 2022
		Gross	Number
	Fair	Unrealized	of
	Value	Losses	Securities (1)
Less than six months	$10,895	$3,514	1,489
Six months or greater, but less than nine months	4,256	2,150	640
Nine months or greater, but less than twelve months	362	243	73
Twelve months or greater	2	-	15
Total	$15,515	$5,907	2,217

	As of December 31, 2021
		Gross	Number
	Fair	Unrealized	of
	Value	Losses	Securities (1)
Less than six months	$12	$3	6
Twelve months or greater	58	8	24
Total	$70	$11	30

(1)We may reflect a security in more than one aging category based on various purchase dates.

Changes In Allowance For Credit Losses Of AFS

	For the Year Ended December 31, 2022
	Corporate
	Bonds	RMBS	Other	Total
Balance as of beginning-of-year	$17	$1	$1	$19
Additions from purchases of PCD debt securities (1)	-	-	-	-
Additions for securities for which credit losses were not
previously recognized	4	3	-	7
Additions (reductions) for securities for which credit losses
were previously recognized	2	3	4	9
Reductions for securities disposed	(2)	-	-	(2)
Reductions for securities charged-off	(12)	-	-	(12)
Balance as of end-of-year (2)	$9	$7	$5	$21

	For the Year Ended December 31, 2021
	Corporate
	Bonds	RMBS	Other	Total
Balance as of beginning-of-year	$12	$1	$-	$13
Additions from purchases of PCD debt securities (1)	-	-	-	-
Additions for securities for which credit losses were not
previously recognized	8	-	1	9
Additions (reductions) for securities for which credit losses
were previously recognized	5	-	-	5
Reductions for securities disposed	(2)	-	-	(2)
Reductions for securities charged-off	(6)	-	-	(6)
Balance as of end-of-year (2)	$17	$1	$1	$19

	For the Year Ended December 31, 2020
	Corporate
	Bonds	RMBS	Other	Total
Balance as of beginning-of-year	$-	$-	$-	$-
Additions from purchases of PCD debt securities (1)	-	-	-	-
Additions for securities for which credit losses were not
previously recognized	40	1	1	42
Additions (reductions) for securities for which credit losses
were previously recognized	(1)	-	(1)	(2)
Reductions for securities disposed	(15)	-	-	(15)
Reductions for securities charged-off	(12)	-	-	(12)
Balance as of end-of-year (2)	$12	$1	$-	$13

(1)Represents purchased credit-deteriorated (“PCD”) fixed maturity AFS securities.

(2)As of December 31, 2022, 2021 and 2020, accrued investment income on fixed maturity AFS securities totaled $1.1 billion, $944 million and $1.0 billion, respectively, and was excluded from the estimate of credit losses.

Fair Value Of Trading Securities

	As of December 31,
	2022	2021
Fixed maturity securities:
Corporate bonds	$2,196	$2,679
U.S. government bonds	-	32
State and municipal bonds	21	27
Foreign government bonds	49	73
RMBS	99	95
CMBS	137	137
ABS	919	1,338
Hybrid and redeemable preferred securities	25	24
Total trading securities	$3,446	$4,405

Composition Of Current And Past Due Mortgage Loans On Real Estate

	As of December 31, 2022			As of December 31, 2021
	Commercial	Residential	Total	Commercial	Residential	Total
Current	$16,913	$1,315	$18,228	$17,068	$837	$17,905
30 to 59 days past due	19	23	42	15	21	36
60 to 89 days past due	-	6	6	-	5	5
90 or more days past due	-	33	33	-	29	29
Allowance for credit losses	(83)	(15)	(98)	(78)	(17)	(95)
Unamortized premium (discount)	(9)	36	27	(11)	27	16
Mark-to-market gains (losses) (1)	(27)	-	(27)	(3)	-	(3)
Total carrying value	$16,813	$1,398	$18,211	$16,991	$902	$17,893

(1)Represents the mark-to-market on certain mortgage loans on real estate for which we have elected the fair value option. See Note 15 for additional information.

Schedule Of Impaired Mortgage Loans

	For the Years Ended December 31,
	2022	2021	2020
Average aggregate carrying value for impaired mortgage loans on real estate	$16	$32	$21
Interest income recognized on impaired mortgage loans on real estate	-	-	-
Interest income collected on impaired mortgage loans on real estate	-	-	-

Amortized Cost Of Mortgage Loans On Real Estate On Nonaccrual Status

	As of December 31, 2022		As of December 31, 2021
	Nonaccrual		Nonaccrual
	with no		with no
	Allowance		Allowance
	for Credit		for Credit
	Losses	Nonaccrual	Losses	Nonaccrual
Commercial mortgage loans on real estate	$-	$-	$-	$-
Residential mortgage loans on real estate	-	34	-	30
Total	$-	$34	$-	$30

Changes In Allowance For Credit Losses On Mortgage Loans On Real Estate

	For the Year Ended December 31, 2022
	Commercial	Residential	Total
Balance as of beginning-of-year	$78	$17	$95
Additions (reductions) from provision for credit loss expense (1)	5	(2)	3
Additions from purchases of PCD mortgage loans on real estate	-	-	-
Balance as of end-of-year (2)	$83	$15	$98

	For the Year Ended December 31, 2021
	Commercial	Residential	Total
Balance as of beginning-of-year	$186	$17	$203
Additions (reductions) from provision for credit loss expense (1)	(108)	-	(108)
Additions from purchases of PCD mortgage loans on real estate	-	-	-
Balance as of end-of-year (2)	$78	$17	$95

	For the Year Ended December 31, 2020
	Commercial	Residential	Total
Balance as of beginning-of-year	$-	$2	$2
Impact of adopting new accounting standard	61	26	87
Additions (reductions) from provision for credit loss expense (1)	125	(11)	114
Additions from purchases of PCD mortgage loans on real estate	-	-	-
Balance as of end-of-year (2)	$186	$17	$203

(1)We did not recognize any credit loss benefit (expense) related to unfunded commitments for mortgage loans on real estate for the year ended December 31, 2022. We recognized $3 million and $(2) million of credit loss benefit (expense) related to unfunded commitments for mortgage loans on real estate for the years ended December 31, 2021 and 2020, respectively.

(2)Accrued investment income on mortgage loans on real estate totaled $51 million, $48 million and $48 million as of December 31, 2022, 2021 and 2020, respectively, and was excluded from the estimate of credit losses.

Net Investment Income

	For the Years Ended December 31,
	2022	2021	2020
Fixed maturity AFS securities	$4,408	$4,242	$4,241
Trading securities	179	165	198
Equity securities	11	3	3
Mortgage loans on real estate	687	677	674
Policy loans	100	115	125
Cash and invested cash	12	-	13
Commercial mortgage loan prepayment
and bond make-whole premiums	100	195	78
Alternative investments	96	677	218
Consent fees	8	10	5
Other investments	75	60	42
Investment income	5,676	6,144	5,597
Investment expense	(402)	(305)	(333)
Net investment income	$5,274	$5,839	$5,264

Credit Loss Expense Incurred

	For the Years Ended December 31,
	2022	2021	2020
Credit Loss Benefit (Expense)
Fixed maturity AFS securities:
Corporate bonds	$(4)	$(10)	$(24)
RMBS	(6)	-	(1)
ABS	(4)	-	-
Hybrid and redeemable preferred securities	-	(1)	-
Gross credit loss benefit (expense)	(14)	(11)	(25)
Associated amortization of DAC, VOBA, DSI and DFEL	-	-	1
Net credit loss benefit (expense)	$(14)	$(11)	$(24)

Payables For Collateral On Investments

	As of December 31, 2022		As of December 31, 2021
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Collateral payable for derivative investments (1)	$3,210	$3,210	$5,565	$5,565
Securities pledged under securities lending agreements (2)	298	287	241	235
Investments pledged for FHLBI (3)	3,130	3,925	3,130	4,876
Total payables for collateral on investments	$6,638	$7,422	$8,936	$10,676

(1)We obtain collateral based upon contractual provisions with our counterparties. These agreements take into consideration the counterparties’ credit rating as compared to ours, the fair value of the derivative investments and specified thresholds that if exceeded result in the receipt of cash that is typically invested in cash and invested cash. This also includes interest payable on collateral. See Note 6 for additional information.

(2)Our pledged securities under securities lending agreements are included in fixed maturity AFS securities on the Consolidated Balance Sheets. We generally obtain collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. We value collateral daily and obtain additional collateral when deemed appropriate. The cash received in our securities lending program is typically invested in cash and invested cash or fixed maturity AFS securities.

(3)Our pledged investments for FHLBI are included in fixed maturity AFS securities and mortgage loans on real estate on the Consolidated Balance Sheets. The collateral requirements are generally 105% to 115% of the fair value for fixed maturity AFS securities and 155% to 175% of the fair value for mortgage loans on real estate. The cash received in these transactions is primarily invested in cash and invested cash or fixed maturity AFS securities.

Schedule Of Increase (Decrease) In Payables For Collateral On Investments

	For the Years Ended December 31,
	2022	2021	2020
Collateral payable for derivative investments	$(2,355)	$2,595	$1,587
Securities pledged under securities lending agreements	57	126	1
Investments pledged for FHLBI	-	-	(450)
Total increase (decrease) in payables for collateral on investments	$(2,298)	$2,721	$1,138

Schedule Of Securities Pledged By Contractual Maturity

	As of December 31, 2022
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater Than 90 Days	Total
Securities Lending
Corporate bonds	$288	$-	$-	$-	$288
Foreign government bonds	2	-	-	-	2
Equity securities	8	-	-	-	8
Total gross secured borrowings	$298	$-	$-	$-	$298

	As of December 31, 2021
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater Than 90 Days	Total
Securities Lending
Corporate bonds	$239	$-	$-	$-	$239
Foreign government bonds	1	-	-	-	1
Equity securities	1	-	-	-	1
Total gross secured borrowings	$241	$-	$-	$-	$241

Commercial [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Mortgage Loans By Year Of Origination	The amortized cost of commercial mortgage loans on real estate (dollars in millions) by year of origination and credit quality indicator was as follows:

	As of December 31, 2022
		Debt-		Debt-		Debt-
		Service		Service		Service
	Less	Coverage	65%	Coverage	Greater	Coverage
	than 65%	Ratio	to 75%	Ratio	than 75%	Ratio	Total
Origination Year
2022	$1,769	2.06	$105	1.50	$2	1.45	$1,876
2021	2,335	3.05	72	1.53	-	-	2,407
2020	1,280	2.99	17	1.58	-	-	1,297
2019	2,643	2.17	81	1.50	29	1.58	2,753
2018	2,222	2.17	67	1.62	-	-	2,289
2017 and prior	6,170	2.44	131	1.75	-	-	6,301
Total	$16,419		$473		$31		$16,923

	As of December 31, 2021
		Debt-		Debt-		Debt-
		Service		Service		Service
	Less	Coverage	65%	Coverage	Greater	Coverage
	than 65%	Ratio	to 75%	Ratio	than 75%	Ratio	Total
Origination Year
2021	$2,361	3.05	$136	1.74	$-	-	$2,497
2020	1,349	3.02	144	2.06	-	-	1,493
2019	2,875	2.14	187	1.42	-	-	3,062
2018	2,272	2.13	168	1.59	15	1.02	2,455
2017	1,648	2.33	149	1.74	27	0.83	1,824
2016 and prior	5,543	2.41	171	1.76	27	1.08	5,741
Total	$16,048		$955		$69		$17,072

Residential [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Mortgage Loans By Year Of Origination

	As of December 31, 2022
	Performing	Nonperforming	Total
Origination Year
2022	$578	$5	$583
2021	527	6	533
2020	90	3	93
2019	119	18	137
2018	65	2	67
2017 and prior	-	-	-
Total	$1,379	$34	$1,413

	As of December 31, 2021
	Performing	Nonperforming	Total
Origination Year
2021	$467	$2	$469
2020	129	2	131
2019	189	21	210
2018	104	5	109
2017	-	-	-
2016 and prior	-	-	-
Total	$889	$30	$919